Significant Accounting Policies - Schedule of Changes in Liability for Product Warranty (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of changes in liability for product warranty [Abstract]
Balance at beginning	$ 1,323	$ 1,918
Additions and adjustments to cost of revenues	1,761	2,492
Reduction for payments and costs to satisfy claims	(2,032)	(3,087)
Balance at ending	$ 1,052	$ 1,323